Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued Expenses

Note 6 — Accrued Expenses

Accrued expenses consist of the following:

	September 30, 2011	December 31, 2010
Accrued professional fees	$622,517	$413,384
Accrued compensation	73,996	7,076
Dividend on preferred stock payable	63,867	191,417
License fee	584,000	—
Accrued other	103,595	177,605

Total	$1,447,975	$789,482

Note 10 — Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2010	December 31, 2009
Accrued professional fees	$413,384	$147,410
Accrued compensation	7,076	7,208
Accrued interest	—	246,578
Dividend on preferred stock payable	191,417	42,740
Accrued other	177,605	100,324

Accrued expenses	$789,482	$544,260